Related-party Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Directors and Officers (Kenon's Directors and Officers)
Key management personnel compensation
	2017	2016
	$ thousands

Short-term benefits	5,632	4,352
Share-based payments	508	547
	6,140	4,899

Schedule of Transactions with Related Parties (Excluding Associates)
Transactions with related parties (excluding associates):

	For the year ended December 31
	2017	2016	2015
	$ thousands
Sales of electricity	102,443	148,119	135,655
Administrative expenses	331	614	329
Sales of gas	31,296	29,873	—
Financing expenses, net	18,444	14,475	10,716

Schedule of Transactions with Associates
Transactions with associates:

	For the year ended December 31
	2017	2016	2015
	$ thousands
Sales of electricity	—	—	5,115
Operating expenses	—	—	204
Other income, net	198	178	95

Schedule of Balances with Related Parties
Balances with related parties:

	As at December			As at December
	2017			2016
	Ansonia	Other related parties *	Total	Ansonia	Other related parties *	Total
	$ thousands			$ thousands
Cash and short-term deposit	—	—	—	—	2,462	2,462
Trade receivables	—	12,778	12,778	—	12,245	12,245

Loans and Other Liabilities
In US dollar or linked thereto	75,081	242,598	317,679	45,735	222,971	268,706
Weighted-average interest rates (%)	6.00%	7.69%	7.29%	6.00%	7.24%	6.62%

Repayment years
Current maturities	75,081	242,598		—	—
Second year	—	—		45,735	—
Third year	—	—		—	—
Fourth year	—	—		—	—
Fifth year	—	—		—	—
Sixth year and thereafter	—	—		—	222,971
	75,081	242,598		45,735	222,971

*	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“ORL”).